Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 3, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Turner Funds

(1933 Act Registration No. 333-00641)

(1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

On behalf of the Turner Funds (the “Registrant”), and pursuant to Rule 497(j)(1) and (2) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of Prospectuses and Statements of Additional Information dated January 31, 2015, which would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A under the 1933 Act, filed electronically with the Securities and Exchange Commission on January 28, 2015.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:   Michael P. Malloy

Joshua B. Deringer